Segment, Geographic and Other Revenue Information Narrative (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total assets	$ 188,002	$ 195,014
Minimum [Member]
Segment Reporting Information [Line Items]
Base concentration of revenue amount	$ 500	$ 500	$ 500
United States [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues	10.00%	10.00%	10.00%
Sales Revenue Exceeded 500 Million outside the U.S. [Member]
Segment Reporting Information [Line Items]
Number of countries outside the U.S	18	18	13
Customer Concentration Risk [Member] | Three largest U.S. wholesaler customers [Member]
Segment Reporting Information [Line Items]
Percentage of total accounts receivable	13.00%	18.00%
Number of largest US customers	3	3
Customer Concentration Risk [Member] | Domestic Wholesaler one [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues	13.00%	14.00%
Customer Concentration Risk [Member] | Domestic Wholesaler two [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues	10.00%	10.00%
Customer Concentration Risk [Member] | Domestic Wholesaler three [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues	9.00%	9.00%